Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000009551 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Selected American Shares (Class S)
Average Annual Return, Percent		27.94%	12.13%	9.82%
C000009552 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Selected American Shares (Class D)
Average Annual Return, Percent		28.35%	12.49%	10.17%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent		24.56%	15.03%	12.85%